Other Operating Expenses (Details Of Other Operating Expenses) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Expenses [Abstract]
Insurance commissions	$ 370	$ 382	$ 431
Technology and communications	346	317	342
Professional services	176	149	171
Lease and loan administration	173	325	201
Advertising and marketing	136	145	150
Regulatory and licensing fees	116	118	124
Provision for legal and regulatory settlements	105	6	2
Mortgage representation and warranty obligation, net	104	171	0
Premises and equipment depreciation	81	76	70
Vehicle remarketing and repossession	60	52	84
Occupancy	44	50	47
Other	270	271	361
Total other operating expenses	1,981	2,062	1,983
CFPB Settlement	$ 98